LONG-TERM INVESTMENTS (Tables)	3 Months Ended
Mar. 31, 2023
Schedule Of Long-term Investments
	Fair Value January 1,		Movements in foreign	Fair value adjustments	Fair Value March 31,
	2023	Net Additions	exchange	for the period	2023
Talisker Resources Common Shares	$1,640	$-	$2	$(293)	$1,349
Silver Wolf Exploration Ltd. Common Shares	51	41	(3)	(10)	79
Endurance Gold Corp	55	-	(1)	(16)	38
	$1,746	$41	$(2)	$(319)	$1,466
	Fair Value January 1,		Movements in foreign	Fair value adjustments	Fair Value December 31,
	2022	Net Additions	Exchange	for the period	2022
Talisker Resources Common Shares	$3,880	$-	$(134)	$(2,106)	$1,640
Silver Wolf Exploration Ltd. Common Shares	59	30	(35)	(3)	51
Endurance Gold Corp	-	53	(4)	6	55
	$3,939	$83	$(173)	$(2,103)	$1,746